UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	April 30, 2020

Item #1. Reports to Stockholders.

INDEX	Applied Finance Dividend Fund, Applied Finance Core Fund, Applied Finance Explorer Fund and Applied Finance Select Fund

ANNUAL REPORT

For the year ended April 30, 2020

APPLIED FINANCE FUNDS

Applied Finance Core Fund

Applied Finance Dividend Fund

Applied Finance Explorer Fund

Applied Finance Select Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

ANNUAL REPORT

Applied Finance Core Fund

Management’s Discussion & Analysis (Unaudited)

For the year ended April 30, 2020, the Applied Finance Core Fund’s (the “Fund”) Investor Class shares returned -11.54% and Institutional Class shares returned -11.38%. In the same period, the Morningstar U.S. Large-Mid Value Index returned -11.34%.

If our capitalism based, free enterprise driven economy can continue to unleash its power, the future will remain bright and the upward bias of the equity market should hold true. The Applied Finance Core Fund emphasizes the following core concepts:

1.Buying companies trading below our estimate of their intrinsic value;

2.Avoiding wealth destroying management teams, and

3.Investing across a broad range of economic sectors.

Stocks characterized with conventional value attributions relating to book value, earnings, and cash flow have witnessed an increasingly challenging environment. Many of the Fund’s holdings meet conventional definitions of value with the returns of such stocks lagging the broader market capitalization weighted averages. Much of the markets return appears focused in a relatively small number of technology and communication oriented stocks.

Many stocks in the Consumer Discretionary sector saw deteriorating fundamentals relating to the accelerating competition from online retail and the associated margin compression prior to any challenges related to the virus outbreak. Fund holdings in Macy’s (M) and Kohls (KHS) saw sharp declines. Financial stocks have seen a sharp selloff relating the collapse in interest rates and extremely uncertain economic outlook. Additionally, within the Financial sector, companies with greater exposure to defaults saw more marked declines in their outlook, and these included Fund holdings such as Discover Financial Services (DFS) and Credit Acceptance Corporation (CACC). Energy stocks continued their precipitous decline, with their corresponding weight and significance dropping in the widely followed broad indices.

ANNUAL REPORT

Applied Finance Core Fund

Management’s Discussion & Analysis (Unaudited) - continued

The Fund’s fiscal 2020 spanned through an extraordinary 12-month period for the U.S. and the world, which ended with a big part of the U.S. and world economy in partial lockdown due to the COVID-19 pandemic. While a large part of 2019 centered around the tension and resolution of the trade conflict between the U.S. and China, and the Fed’s accommodative interest cuts to buffer the country from trade uncertainty, the Fund’s fiscal 2020 is largely defined by COVID-19’s dramatically negative impact on the world economy and markets, including those of the U.S. While we took a breather in early January when the U.S. and China formally signed a phase one trade deal, allowing the U.S. to formally cancel certain Chinese tariffs and China in exchange to ramp up purchases of U.S. farm products, subsequent to those positive exchanges, the Sino/American relationship has since fallen into its lowest point in recent history as the two countries point fingers placing blame for the virus’ origin and the effectiveness of government responses.

Like a big part of the rest of the world, the U.S. is currently undergoing the worst recession since the Great Depression with historic unemployment and dramatic GDP decline. The Federal Reserve and the U.S. federal government have implemented extraordinary measures to resuscitate the economy, including: cutting the Fed’s benchmark rate to nearly 0%; offering almost unlimited support in the overnight lending markets, restarting quantitative easing with an open ended commitment to purchase government debt, extending direct loans to businesses of all sizes, and injecting more than $2 trillion of stimulus money into the hands of U.S. businesses and average folks. However, the virus will likely not be eradicated, and a vaccine may not become available until at least the end of 2020. The ongoing need for continued social distancing and the fear of infection, will likely stay with us in the foreseeable future, preventing the economy from returning to normalcy or operating at its full capacity. To make things even more complicated, the U.S. presidential election is less than 6 months away, and nasty politics will for sure ramp up, making the virus fight a partisan issue, hurting people’s health and hurting the economic recovery. The U.S. election and the unstable relationship between the U.S. and China are the largest uncertainties in the near term, which have substantial consequences for the U.S. economy, and equity markets. Looking into 2021 and beyond, presumptive vaccine availability should help accelerate economic growth. However, the person and party presiding over the White House and congress will determine whether we will experience continuity or a U turn of many major policy directions, as the country has unfortunately become very divided.

Applied Finance Core Fund

Management’s Discussion & Analysis (Unaudited) - continued

ANNUAL REPORT

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that: are capable of thriving amid disruptions; have sustainable competitive advantages in the fast changing economy; enjoy a strong balance sheet; and command attractive valuations relative to their sector peers. These core principles have served us well in this pandemic driven market dislocation. Most of the companies the Fund owns have navigated these unchartered waters better than their industry peers, as we expected them to, have ample liquidity to survive an extremely depressing revenue environment, and are well positioned to gain market share in the post Covid-19 world. We believe this conviction in valuation aided by a deep understanding of companies’ businesses allow us to own the better companies in our universe, which should help the Fund outperform its benchmark consistently.

We thank you for placing your investments and confidence in our Fund.

ANNUAL REPORT

Applied Finance Core Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE CORE FUND INVESTOR CLASS SHARES VS. RUSSELL 1000® INDEX AND MORNINGSTAR US LARGE-MID VALUE INDEX
$35
$30
$25
$20
$15
$10
$5
Thousands
$29,878
$23,887
$22,342
04/30/010
04/30/11
04/30/12
04/30/13
04/30/14
04/30/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
Past performance is not predictive of future performance.
Applied Finance Core Fund Investor Class
Russell 1000® Index
Morningstar US Large-Mid Value Index

	Total Return One Year Ended 4/30/2020		Average Annual Return
			Five Years Ended 4/30/2020	Ten Years Ended 4/30/2020
Applied Finance Core Fund - Investor	(11.54%	)	4.52%	9.10%
Applied Finance Core Fund - Institutional	(11.38%	)	4.76%	9.35%
Morningstar US Large-Mid Value Index:(A)	(11.34)		4.47%	8.37%
Russell 1000® Index:	0.09%		8.74%	11.57%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(A) On August 31, 2019, the Core Fund changed its primary benchmark from the Russell 1000® Index to the Morningstar US Large-Mid Value Index.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

The Russell 1000® Index is a stock market index that represents the highest-ranking 1,000 stocks in the Russell 3000® Index, which represents about 90% of the total market capitalization of that index.

The Morningstar US Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of U.S. equity markets.

ANNUAL REPORT

Applied Finance Core Fund

Portfolio Compositionas of April 30, 2020 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Information Technology	26.32%
Health Care	15.54%
Consumer Discretionary	11.44%
Financials	11.33%
Industrial	8.06%
Consumer Staples	7.52%
Communication Services	5.55%
Utilities	3.22%
Energy	3.15%
Real Estate	3.09%
Materials	2.78%
Telecommunications	1.07%
Money Market Fund	0.46%
Purchased Options:
Call Options	0.01%
Total Investments	99.54%

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Core Fund

Schedule of InvestmentsApril 30, 2020

		Shares	Fair Value
99.07%	COMMON STOCKS

5.55%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	6,759	$430,751
	Charter Communications, Inc. - Class A*	854	422,926
	Facebook, Inc. - Class A*	2,197	449,748
	Sirius XM Holdings Inc.	88,166	521,061
	ViacomCBS Inc. - Class B	14,529	250,771
			2,075,257

11.44%	CONSUMER DISCRETIONARY
	AMC Networks Inc. - Class A*	14,490	345,586
	AutoZone, Inc.*	413	421,392
	Booking Holdings Inc.*	313	463,418
	BorgWarner Inc.	15,933	455,206
	Hanesbrands Inc.	42,843	425,859
	Marriott International, Inc. - Class A	4,678	425,417
	Omnicom Group Inc.	7,439	424,246
	O’Reilly Automotive, Inc.*	1,343	518,855
	PulteGroup, Inc.	15,141	428,036
	Toll Brothers, Inc.	15,276	366,930
			4,274,945

7.52%	CONSUMER STAPLES
	Church & Dwight Co., Inc.	6,606	462,354
	The JM Smucker Co.	4,755	546,397
	Monster Beverage Corp.*	8,206	507,213
	Tyson Foods, Inc. - Class A	6,890	428,489
	Walgreens Boots Alliance, Inc.	9,499	411,212
	Walmart Inc.	3,748	455,569
			2,811,234

3.15%	ENERGY
	Kinder Morgan, Inc.	26,774	407,768
	Marathon Petroleum Corp.	8,910	285,833
	Valero Energy Corp.	7,642	484,121
			1,177,722

11.33%	FINANCIALS
	Ally Financial Inc.	18,788	307,935
	American Express Co.	4,786	436,723
	Ameriprise Financial, Inc.	3,915	449,990

Applied Finance Core Fund

Schedule of Investments - continuedApril 30, 2020

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
	Capital One Financial Corp.	7,020	$454,615
	Credit Acceptance Corp.*	1,284	400,056
	Discover Financial Services	7,970	342,471
	Lincoln National Corp.	9,723	344,875
	Morgan Stanley	9,602	378,607
	OneMain Holdings, Inc.	13,308	322,187
	Prudential Financial, Inc.	6,709	418,440
	S&P Global Inc.	1,296	379,572
			4,235,471

15.54%	HEALTH CARE
	AbbVie Inc.	6,890	566,358
	Amgen Inc.	2,512	600,921
	Anthem, Inc.	2,134	599,078
	Centene Corp.*	5,935	395,152
	Cerner Corp.	7,372	511,543
	Gilead Sciences, Inc.	6,932	582,288
	HCA Healthcare, Inc.	4,350	477,978
	Johnson & Johnson	3,366	505,035
	Merck & Co., Inc.	6,173	489,766
	Molina Healthcare, Inc.*	3,376	553,563
	Stryker Corp.	2,822	526,105
			5,807,787

8.06%	INDUSTRIAL
	Allison Transmission Holdings, Inc.	12,204	443,493
	HD Supply Holdings, Inc.*	15,792	468,707
	Sensata Technologies Holding PLC*	12,693	461,771
	TransDigm Group Inc.	928	336,938
	Union Pacific Corp.	2,751	439,582
	United Rentals, Inc.*	3,819	490,741
	Verisk Analytics, Inc.	2,431	371,530
			3,012,762

26.32%	INFORMATION TECHNOLOGY
	Alphabet Inc. - Class A*	369	496,932
	Arrow Electronics, Inc.*	7,373	463,909
	Broadcom Inc.	2,162	587,242
	CDW Corp.	4,376	484,861
	Fidelity National Information Services, Inc.	3,902	514,635
	Fiserv, Inc.*	5,293	545,497
	FleetCor Technologies, Inc.*	2,069	499,146
	Hewlett Packard Enterprise Co.	40,456	406,987

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Core Fund

Schedule of Investments - continuedApril 30, 2020

		Shares	Fair Value
	Intel Corp.	8,446	$506,591
	Jabil Inc.	17,774	505,493
	KLA Corp.	3,837	629,613
	Leidos Holdings, Inc.	5,161	509,958
	Mastercard Inc. - Class A	1,920	527,942
	NCR Corp.*	19,766	405,598
	ON Semiconductor Corp.*	29,636	475,510
	Qorvo, Inc.*	5,304	519,951
	Visa Inc. - Class A	2,968	530,441
	The Western Union Co.	20,194	385,100
	Xerox Holdings Corp.	18,499	338,347
	Zebra Technologies Corp.*	2,206	506,630
			9,840,383

2.78%	MATERIALS
	Celanese Corp. - Class A	6,180	513,373
	The Sherwin-Williams Co.	980	525,643
			1,039,016

3.09%	REAL ESTATE
	CBRE Group, Inc. - Class A	10,031	430,631
	Medical Properties Trust, Inc.	24,004	411,429
	VEREIT, Inc.	57,341	314,229
			1,156,289

1.07%	TELECOMMUNICATIONS
	Verizon Communications Inc.	6,941	398,760

3.22%	UTILITIES
	The AES Corp.	29,071	385,191
	Exelon Corp.	11,571	429,053
	Vistra Energy Corp.	19,988	390,566
			1,204,810

99.07%	TOTAL COMMON STOCKS
	(Cost: $37,056,618)		37,034,436

0.46%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.15%**	174,112	174,112

0.46%	TOTAL MONEY MARKET FUND
	(Cost: $174,112)		174,112

Applied Finance Core Fund

Schedule of Investments - continuedApril 30, 2020

See Notes to Financial Statements

ANNUAL REPORT

0.01%	PURCHASED OPTIONS

	CALL OPTIONS
Description		Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	ConocoPhillips	300	$1,263,000	$65.00	6/19/20	1,200

	TOTAL CALL OPTIONS					1,200
	(Cost: $34,139)

0.01%	TOTAL PURCHASED OPTIONS					1,200
	(Cost: $34,139)

99.54%	TOTAL INVESTMENTS
	(Cost: $37,264,869)					37,209,748
0.46%	Other assets, net of liabilities					172,895
100.00%	NET ASSETS - 100.00%					$37,382,643

*Non-income producing

**Effective 7 day yield as of April 30, 2020

ANNUAL REPORT

Applied Finance Dividend Fund

Management’s Discussion & Analysis (Unaudited)

Applied Finance Dividend Fund (the “Fund”) began implementing its new dividend focused investment strategy on September 1, 2019, with its predecessor being the Toreador International Fund. In the 8 months ending April 30, 2020, the Fund’s Investor Class share returned -13.13% and Institutional Class share returned -13.09%. During the same period, the Morningstar U.S. Large-Mid Value Index returned -9.77%. During the 4 months ended August 31, 2019, a period when the Fund was managed as an International Fund, the Fund's Investor Class share returned -3.82% and Institutional Class share returned -3.79% while the MSCI EAFE Index returned -3.02%. During this earlier period, International stocks with the value characteristics favored by the advisor underperformed.

Applied Finance Dividend Fund utilizes a systematic investment process that emphasizes the following concepts:

1.Identify companies with superior proprietary grading of A/B (proprietary multi-factor grading system incorporating valuation, quality, and momentum factors);

2.Identify companies trading at a discount to our estimate of the company’s intrinsic value;

3.Identify companies paying a dividend;

4.Identify companies exhibiting superior quality traits defined by our research team, such as good wealth creation track record, strong competitive advantage, strong balance sheet and coverage ratio, sustainable dividend payout ability;

5.Equal weighting each holding and rebalanced every quarter; and

6.Targeting discretionary annual turnover below 20%.

The Fund underperformed its benchmark in the past 8 months, partly driven by the ongoing trend that high dividend yielding stocks have significantly underperformed the low yielding stocks. As the Fund picks stocks from the high dividend yielding universe, it is not surprising such headwinds can be hard to overcome. Specifically, the average yield of the Fund has consistently exceeded the benchmark by approximately 100 bps during these 8 months.

Applied Finance Dividend Fund

Management’s Discussion & Analysis (Unaudited) - continued

ANNUAL REPORT

The Fund’s worst performing sectors include Consumer Discretionary and REITs, as the Fund holdings exposure to hospitality severely hurt performance. The worst performers of the Fund - Service Properties (SVC) is a REIT which owns hotels and service-oriented retail properties around the country; Carnival Corp. (CCL) is the largest cruise operator in the world, which has ceased its cruise operation until at least the end of June; Kohl’s (KSS) had all of its stores closed except for online operation and store drive up/curb side service; Darden Restaurants (DRI) operates the largest casual dining chain in the U.S. and had closed most of its dine-in operations.

On the other side, Technology and Healthcare were among the best performing sectors, with leading contribution from Eli Lily (LLY), Microsoft (MSFT), Intel (INTC), and Johnson & Johnson (JNJ). Those major pharmaceutical and technology companies have delivered steady operational results amid challenging economic times and have been largely regarded as beneficiaries of the pandemic. In particular, Eli Lilly is developing/testing a Covid-19 cure, and Johnson & Johnson could potentially have a Covid-19 vaccine available in early 2021. Microsoft and Intel are expected to benefit from surging computer, cloud storage needs as a result of employees working from home across different industries.

The Fund made two changes since September 1, 2019: Replacing Carnival (CCL) with Whirlpool Corp (WHR), and replacing Service Properties Trust (SVC) with State Street Corp (STT). Carnival (CCL) in March suspended its common dividend and Service Properties (SVC) cut its quarterly dividend to 1 cent a share to preserve capital. Both Whirlpool and State Street command attractive Applied Finance Company Grading, have leading positions in their respective industries, and generate sufficient free cash flows even amid recessionary times to maintain their compelling dividend payout.

The Fund’s fiscal 2020 spanned through an extraordinary 12-month period for the U.S. and the world, which ended with a big part of the U.S. and world economy in partial lockdown due to the COVID-19 pandemic. While a large part of 2019 centered around the tension and resolution of the trade conflict between the U.S. and China, and the Fed’s accommodative interest cuts to buffer the country from trade uncertainty, the Fund’s fiscal 2020 is largely defined by COVID-19’s dramatically negative impact on the world economy and markets, including those of the U.S. While we took a breather in early January when the U.S. and China formally signed a phase one trade deal, allowing the U.S. to formally cancel certain Chinese tariffs and China in exchange to ramp up purchases of U.S. farm products, subsequent to those positive exchanges, the Sino/American relationship has since fallen into its lowest point in recent history as the two countries point fingers placing blame for the virus’ origin and the effectiveness of government responses.

ANNUAL REPORT

Applied Finance Dividend Fund

Management’s Discussion & Analysis (Unaudited) - continued

Like a big part of the rest of the world, the U.S. is currently undergoing the worst recession since the Great Depression with historic unemployment and dramatic GDP decline. The Federal Reserve and the U.S. federal government have implemented extraordinary measures to resuscitate the economy, including: cutting the Fed’s benchmark rate to nearly 0%; offering almost unlimited support in the overnight lending markets, restarting quantitative reasoning with an open ended commitment to purchase government debt, extending direct loans to businesses of all sizes, and injecting more than $2 trillion of stimulus money into the hands of U.S. businesses and average folks. However, the virus likely will not be eradicated, and a vaccine may not become available until at least the end of 2020. The ongoing need for continued social distancing and the fear of infection, will likely stay with us in the foreseeable future, preventing the economy from returning to normalcy or operating at its full capacity. To make things even more complicated, the U.S. presidential election is less than 6 months away, and nasty politics will for sure ramp up, making the virus fight a partisan issue, hurting people’s health and hurting the economic recovery. The U.S. election and the unstable relationship between the U.S. and China are the largest uncertainties in the near term, which have substantial consequences for the U.S. economy, and equity markets. Looking into 2021 and beyond, presumptive vaccine availability should help accelerate economic growth. However, the person and party presiding over the White House and congress will determine whether we will experience continuity or a U-turn of many major policy directions, as the country has unfortunately become very divided.

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that: are capable of thriving amid disruptions; have sustainable competitive advantages in the fast changing economy; enjoy a strong balance sheet; and command attractive valuations relative to their sector peers. These core principles have served us reasonably well in this pandemic driven market dislocation, though a small percentage of the holdings experienced dividend cut or suspension, in line with the overall market. We are making diligent efforts to analyze our holdings for their long-term suitability in the Fund, given income generation is a critical component of the Fund’s objective. We believe the majority of the companies in the Fund have navigated these unchartered waters better than their industry peers, as we expected them to, have ample liquidity to survive an extremely depressing revenue environment, and are well positioned to gain market share in the post Covid-19 world.

We thank you for placing your investments and confidence in our Fund.

Applied Finance Dividend Fund

Management’s Discussion & Analysis (Unaudited) - continued

ANNUAL REPORT

COMPARISON OF $10,000 INVESTMENT IN
APPLIED FINANCE DIVIDEND FUND INVESTOR CLASS SHARES
VS. MORNINGSTAR US LARGE-MID VALUE INDEX
$11
$10
$9
$8
$7
Thousands
$9,023
$8,691
09/03/19
04/30/20
Past performance is not predictive of future performance.
Applied Finance Dividend Fund Investor Class Shares
Morningstar US Large-Mid Value Index

Period 9/3/2019(A) to 4/30/2020
Applied Finance Dividend Fund - Institutional:	(13.09%)
Applied Finance Dividend Fund - Investor:	(13.13%)
Morningstar US Large-Mid Value Index(B)	(9.77%)

 Returns are not annualized

(A)On September 3, 2019, the Applied Finance Dividend Fund's investment objective was changed. Previous periods during which the fund had a different objective are not shown in the graph.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares.

(B)As part of the change in its investment strategy, the Dividend Fund changed its primary benchmark from the MSCI EAFE Index to the Morningstar US Large-Mid Value Index. The new benchmark became effective on August 31, 2019.

The Morningstar US Large-Mid Value Index provides a comprehensive depiction and fundamental charateristics of the Large-Mid Cap Value segment of U.S. equity markets.

ANNUAL REPORT

Applied Finance Dividend Fund

Portfolio Compositionas of April 30, 2020 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Financials	23.34%
Health Care	17.26%
Consumer Discretionary	17.09%
Information Technology	10.62%
Industrial	9.02%
Utilities	5.92%
Consumer Staples	5.53%
Energy	3.22%
Materials	2.98%
Telecommunications	2.06%
Money Market Fund	1.60%
Total Investments	98.64%

Applied Finance Dividend Fund

Schedule of InvestmentsApril 30, 2020

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
97.04%	COMMON STOCKS

17.09%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	3,128	$230,815
	General Motors Co.	8,770	195,483
	Hasbro, Inc.	2,716	196,122
	Kohl’s Corp.	8,227	151,870
	Target Corp.	1,812	198,849
	Whirlpool Corp.	1,900	212,306
			1,185,445

5.53%	CONSUMER STAPLES
	Unilever NV	3,839	189,723
	Walgreens Boots Alliance, Inc.	4,478	193,853
			383,576

3.22%	ENERGY
	Chevron Corp.	2,426	223,192

23.34%	FINANCIALS
	Ameriprise Financial, Inc.	1,708	196,318
	Huntington Bancshares Inc.	22,196	205,091
	JPMorgan Chase & Co.	2,082	199,372
	PNC Financial Services Group, Inc.	1,791	191,046
	Prudential Financial, Inc.	3,490	217,671
	State Street Corp.	3,200	201,728
	The Travelers Cos., Inc.	1,947	197,056
	Truist Financial Corp.	5,634	210,261
			1,618,543

17.26%	HEALTH CARE
	Abbott Laboratories	1,451	133,623
	Eli Lilly and Co.	1,297	200,568
	Johnson & Johnson	1,141	171,196
	Merck & Co., Inc.	1,938	153,761
	Novartis AG	1,731	146,668
	Omega Healthcare Investors, Inc.	6,164	179,681
	Pfizer, Inc.	5,518	211,671
			1,197,168

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Dividend Fund

Schedule of Investments - continuedApril 30, 2020

		Shares	Fair Value
9.02%	INDUSTRIAL
	Eaton Corp. PLC	2,536	$211,756
	Norfolk Southern Corp.	1,270	217,297
	Raytheon Technologies Corp.	3,032	196,504
			625,557

10.62%	INFORMATION TECHNOLOGY
	Accenture PLC - Class A	1,175	217,598
	Cisco Systems, Inc.	4,619	195,753
	Intel Corp.	2,024	121,400
	Microsoft Corp.	1,125	201,611
			736,362

2.98%	MATERIALS
	LyondellBasell Industries NV - Class A	3,573	207,055

2.06%	TELECOMMUNICATIONS
	Verizon Communications Inc.	2,493	143,223

5.92%	UTILITIES
	Public Service Enterprise Group Inc.	3,758	190,568
	UGI Corp.	7,291	220,042
			410,610

97.04%	TOTAL COMMON STOCKS
	(Cost: $8,005,262)		6,730,731

1.60%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.15%*	110,795	110,795

1.60%	TOTAL MONEY MARKET FUND
	(Cost: $110,795)		110,795

98.64%	TOTAL INVESTMENTS
	(Cost: $8,116,057)		6,841,526
1.36%	Other assets, net of liabilities		94,320
100.00%	NET ASSETS		$6,935,846

*Effective 7 day yield as of April 30, 2020

ANNUAL REPORT

Applied Finance Explorer Fund

Management’s Discussion & Analysis (Unaudited)

For the fiscal year ended April 30, 2020 the Applied Finance Explorer Fund (the “Fund”) Investor Class shares returned -16.10% and the Fund’s Institutional Class shares returned -15.88%. In the same period, the Morningstar U.S. Small Cap Index returned -17.50%.

The Fund utilizes a systematic investment process that emphasizes the following core concepts:

1.Buying companies trading below our estimate of their intrinsic value;

2.Avoiding wealth destroying management teams, and

3.Investing across a broad range of economic sectors.

Stocks sharing the attributes of conventional value had a particularly bad year. Many of these value stocks were smaller capitalization stocks of the type held by the Fund. While the Fund outperformed its benchmark, absolute returns were notably negative in a hostile environment.

With holdings in over 75 stocks, the Fund’s efforts in diversification were rewarded with a few notable winners delivering outsize returns. Among these outsize winners were certain Fund holdings in the Consumer Discretionary sector such as Sleep Number Corporation (SNBR) and Weight Watchers International (WW). Energy was the Fund’s worst performing sector but holdings such as Dorian LPG (LPG), QEP Resources (QEP) and a timely purchase of Comstock Resources (CRK) helped salvage the return.

The Fund’s fiscal 2020 spanned through an extraordinary 12-month period for the U.S. and the world, which ended with a big part of the U.S. and world economy in partial lockdown due to the COVID-19 pandemic. While a large part of 2019 centered around the tension and resolution of the trade conflict between the U.S. and China, and the Fed’s accommodative interest cuts to buffer the country from trade uncertainty, the Fund’s fiscal 2020 is largely defined by COVID-19’s dramatically negative impact on the world economy and markets, including those of the U.S. While we took a breather in early January when the U.S. and China formally signed a phase one trade deal, allowing the U.S. to formally cancel certain Chinese tariffs and China in exchange to ramp up purchases of U.S. farm products, subsequent to those positive exchanges, the Sino/American relationship has since fallen into its lowest point in recent history as the two countries point fingers placing blame for the virus’ origin and the effectiveness of government responses.

ANNUAL REPORT

Applied Finance Explorer Fund

Management’s Discussion & Analysis (Unaudited) - continued

Like a big part of the rest of the world, the U.S. is currently undergoing the worst recession since the Great Depression with historic unemployment and dramatic GDP decline. The Federal Reserve and the U.S. federal government have implemented extraordinary measures to resuscitate the economy, including: cutting the Fed’s benchmark rate to nearly 0%, offering almost unlimited support in the overnight lending markets, restarting quantitative easing with an open ended commitment to purchase government debt, extending direct loans to businesses of all sizes, and injecting more than $2 trillion of stimulus money into the hands of U.S. businesses and average folks. However, the virus likely will not be eradicated, and a vaccine may not become available until at least the end of 2020. The ongoing need for continued social distancing and the fear of infection, will likely stay with us in the foreseeable future, preventing the economy from returning to normalcy or operating at its full capacity. To make things even more complicated, the U.S. presidential election is less than 6 months away, and nasty politics will for sure ramp up, making the virus fight a partisan issue, hurting people’s health and hurting the economic recovery. The U.S. election and the unstable relationship between the U.S. and China are the largest uncertainties in the near term, which have substantial consequences for the U.S. economy, and equity markets. Looking into 2021 and beyond, presumptive vaccine availability should help accelerate economic growth. However, the person and party presiding over the White House and congress will determine whether we will experience continuity or a U turn of many major policy directions, as the country has unfortunately become very divided.

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that: are capable of thriving amid disruptions; have sustainable competitive advantages in the fast changing economy; enjoy a strong balance sheet; and command attractive valuations relative to their sector peers. These core principles have served us well in this pandemic driven market dislocation. Most of the companies the Fund owns have navigated these unchartered waters better than their industry peers, as we expected them to, have ample liquidity to survive an extremely depressing revenue environment, and are well positioned to gain market share in the post Covid-19 world. We believe this conviction in valuation aided by a deep understanding of companies’ businesses allow us to own the better companies in our universe, which should help the Fund outperform its benchmark consistently.

We thank you for placing your investments and confidence in our Fund.

ANNUAL REPORT

Applied Finance Explorer Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE EXPLORER FUND INSTITUTIONAL CLASS SHARES VS. THE RUSSELL 2000® INDEX AND MORNINGSTAR US SMALL CAP INDEX

$14
$13
$12
$11
$10
$9
$8
Thousands
$11,065
$10,830
$10,311
06/11/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20

Past performance is not predictive of future performance.

Applied Finance Explorer Fund Institutional Class Shares

Russell 2000® Index

Morningstar US Small Cap Index

	Total Return One Year Ended 4/30/2020	Average Annual Returns
		Since Inception 6/11/15 to 4/30/20	Since Inception 6/30/15 to 4/30/20
Applied Finance Explorer Fund - Institutional	(15.88%)	0.63%	N/A
Applied Finance Explorer Fund - Investor	(16.10%)	N/A	0.59%
Russell 2000® Index	(16.39%)	2.09%	2.35%
Morningstar US Small Cap Index(A)	(17.50%)	1.65%	2.03%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

(A) On August 31, 2019, the Explorer Fund changed its primary benchmark from the Russell 2000® Index to the Morningstar US Small Cap Index.

The Russell 2000® Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000® Index. The index represents approximately 8% of the total market capitalization of the Russell 3000® Index.

The Morningstar US Small Cap Index measures the performance of US small-cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization of the investable universe. In aggregate, the Small Cap Index represents 7 percent of the investable universe.

 Return figures reflect any change in price per share and assume the reinvestment if all dividends.

ANNUAL REPORT

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Industrial	17.20%
Information Technology	16.35%
Health Care	16.20%
Financials	14.79%
Consumer Discretionary	11.05%
Real Estate	7.49%
Materials	2.99%
Consumer Staples	2.30%
Communication Services	2.07%
Energy	1.72%
Utilities	1.40%
Exchange Traded Funds:
Small Cap	2.71%
Money Market Fund	3.59%
Total Investments	99.86%

Applied Finance Explorer Fund

Portfolio Compositionas of April 30, 2020 (unaudited)

Applied Finance Explorer Fund

Schedule of InvestmentsApril 30, 2020

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
93.56%	COMMON STOCKS

2.07%	COMMUNICATION SERVICES
	Meredith Corp.	13,375	$198,351
	Tegna Inc.	13,956	149,608
			347,959

11.05%	CONSUMER DISCRETIONARY
	Group I Automotive Inc.	3,547	200,725
	Installed Building Products, Inc.*	2,978	146,845
	Marriott Vacations World	3,091	256,553
	Meritage Homes Corp.*	3,745	196,837
	Penn National Gaming Inc.*	12,161	216,709
	Scientific Games Corp.*	17,808	224,559
	Taylor Morrison Home Corp.*	14,953	217,566
	WW International*	7,620	194,386
	Wyndham Worldwide Corp.*	8,134	207,986
			1,862,166

2.30%	CONSUMER STAPLES
	Darling Ingredients Inc.*	8,826	181,727
	Performance Food Group Co.*	7,027	206,243
			387,970

1.72%	ENERGY
	Comstock Resources*	37,806	289,594

14.79%	FINANCIALS
	Chimera Investment Corp.	20,444	158,850
	Encore Capital Group, Inc.*	6,711	174,352
	Evercore Inc. Class A	3,548	183,077
	MGIC Investment Corp.	26,068	190,557
	Navient Corp.	21,945	167,221
	New Residential Investment Corp.	25,049	152,548
	NMI Holdings, Inc. Class A*	14,493	195,945
	OneMain Holdings, Inc.	7,668	185,642
	PennyMac Financial Services, Inc.*	7,768	234,361
	Radian Group Inc.	13,429	201,166
	SLM Corp.	22,356	186,449
	Stifel Financial Corp.	4,071	180,264
	Victory Capital Holdings, Inc.	8,564	129,231
	Walker & Dunlop, Inc.	3,994	153,489
			2,493,152

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2020

		Shares	Fair Value

16.20%	HEALTH CARE
	AMN Healthcare Services, Inc.*	2,826	$132,766
	Coherus BioSciences Inc.*	11,799	195,863
	Collegium Pharmaceutical Inc.*	11,785	243,714
	The Ensign Group, Inc.	5,111	191,203
	Innoviva, Inc.**	16,838	238,763
	Inovalon Holdings Inc Class A*	12,213	213,728
	Medpace Holdings, Inc.*	2,798	223,448
	NuVasive, Inc.*	3,257	198,286
	Patterson Companies Inc.	11,103	202,963
	Premier Inc. Class A	6,616	219,387
	Prestige Consumer Healthcare Inc.*	4,268	173,665
	Tenet Healthcare Corp.*	12,748	257,255
	United Therapeutics Corp.*	2,179	238,731
			2,729,772

17.20%	INDUSTRIAL
	Atkore International Group Inc.*	8,090	196,911
	Atlas Air Worldwide Holdings*	6,345	208,433
	Beacon Roofing Supply Inc.*	9,775	215,050
	BMC Stock Holdings, Inc.*	8,565	182,006
	Brightview Holdings Inc.*	14,425	184,928
	Builders FirstSource, Inc.*	10,948	200,896
	Deluxe Corp.	6,021	169,612
	GMS Inc.*	7,969	146,470
	HD Supply Holdings, Inc.*	4,260	126,437
	Herc Holdings, Inc.*	6,945	196,057
	Herman Miller Inc.	7,004	157,870
	Hub Group, Inc. Class A*	4,422	212,742
	Patrick Industries Inc.	4,316	177,906
	SkyWest, Inc.	5,963	184,555
	UFP Industries Inc.	14,978	164,009
	Universal Forest Products Inc.	4,241	174,390
			2,898,272

16.35%	INFORMATION TECHNOLOGY
	Amkor Technology Inc.*	23,626	233,425
	Anixter International Inc.*	2,171	201,599
	ePlus Inc.*	2,867	202,840
	Insight Enterprises, Inc.*	4,718	256,140
	j2 Global, Inc.	2,858	230,469

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2020

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
	LogMein Inc.	2,784	$237,921
	Methode Electronics Inc.	7,518	225,690
	Rambus Inc.*	17,572	220,177
	Sanmina Corp.*	9,368	259,775
	Synaptics Inc.*	3,496	228,603
	Ultra Clean Holdings Inc.*	13,082	240,578
	Xperi Corp.	14,294	218,412
			2,755,629

2.99%	MATERIALS
	Element Solutions Inc.*	18,748	192,167
	Warrior Met Coal Inc.	11,650	146,208
	Westlake Chemical Partners LP	9,195	165,326
			503,701

7.49%	REAL ESTATE
	Corecivic Inc.	13,346	175,100
	GEO Group Inc.	14,847	188,260
	Global Net Lease, Inc.	12,351	177,731
	Newmark Group Inc Class A	36,625	142,105
	Office Properties Income Trust	6,607	181,032
	Outfront Media Inc.	13,964	219,095
	Site Centers Corp.	29,503	178,788
			1,262,111

1.40%	UTILITIES
	Clearway Energy, Inc. - Class C	11,793	236,214

98.56%	TOTAL COMMON STOCKS
	(Cost: $14,053,346)		15,766,540

2.71%	EXCHANGE TRADED FUNDS

2.71%	SMALL CAP
	iShares Russell 2000 ETF	2,500	455,850

2.71%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $428,295)		455,850

3.59%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.15%**	605,195	605,195

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2020

	Shares	Fair Value

3.59%	TOTAL MONEY MARKET FUND
	(Cost: $605,195)	$605,195

99.86%	TOTAL INVESTMENTS
	(Cost: $15,086,836)	16,827,585
0.14%	Other assets, net of liabilities	23,898
100.00%	NET ASSETS	$16,851,483

*Non-income producing

**Effective 7 day yield as of April 30, 2020

ANNUAL REPORT

Applied Finance Select Fund

Management’s Discussion & Analysis (Unaudited)

From May 1, 2019 to the fiscal year end of April 30, 2020, the Applied Finance Select Fund’s (the “Fund”) Investor Class and Institutional Class shares returned -4.54% and -4.34%. For the same period, the Morningstar U.S. Large-Mid Value Index returned -11.34%.

Applied Finance Select Fund emphasizes the following core concepts:

1.Identify companies trading at a discount to our estimate of the company’s intrinsic value;

2.Identify companies trading at a discount to its sector peers in the S&P 500® index;

3.Identify companies exhibiting superior quality traits as defined by our research team, such as good wealth creation track record, strong competitive advantage, low correlation with other Fund holdings;

4.Sector neutral to the S&P 500® index and is rebalanced every quarter; and

5.Targeting discretionary annual turnover below 20%.

Our execution of those clearly defined winning rules delivered extraordinary outperformance relative to our benchmark in fiscal 2020, including notable outperformance in the first four months of calendar 2020, when U.S. equity markets were severely impacted by the COVID-19 pandemic. The Fund’s best performing sectors include Technology, Financials, Consumer Discretionary, and Energy. Nvidia (NVDA), Apple (AAPL), Intel (INTC), Allstate (ALL), Target (TGT), Chevron (CVX), were among the best performing in those sectors.

On the other hand, Consumer Staples was the biggest detractor to the Fund’s performance in the fiscal year, with Tyson Foods (TSN), Walgreens Boots Alliance (WBA), and Constellation Brands (STZ) materially underperforming their sector benchmark.

The Fund in the fiscal year made three changes to its healthcare holdings as two of the Fund’s prior holdings, Celgene (CELG) and Allergan (AGN), were being acquired. Our replacement names Alexion Pharmaceuticals (ALXN) and Merck (MRK) have outperformed the Fund’s benchmark handily. The Fund’s newest healthcare position of Stryker (SYK) was added to the portfolio to reduce the number of holdings in the Energy sector from 4 to 3. The Energy sector has

ANNUAL REPORT

Applied Finance Select Fund

Management’s Discussion & Analysis (Unaudited) - continued

witnessed a dramatic decline of its sector weight as a result of the fast decline of oil prices and loss of market value of energy companies, as a result the energy sector weight declined so we reduced our positions to the sector. The Fund was able to initiate its long position in Stryker (SYK), a high quality medical device company with attractive valuation, thanks to its recent stumble amid the market sell off, and Stryker (SYK) has performed well in our approximately 1 month’s ownership.

The Fund’s fiscal 2020 spanned through an extraordinary 12-month period for the U.S. and the world, which ended with a big part of the U.S. and world economy in partial lockdown due to the COVID-19 pandemic. While a large part of 2019 centered around the tension and resolution of the trade conflict between the U.S. and China, and the Fed’s accommodative interest cuts to buffer the country from trade uncertainty, the Fund’s fiscal 2020 is largely defined by COVID-19’s dramatically negative impact on the world economy and markets, including those of the U.S. While we took a breather in early January when the U.S. and China formally signed a phase one trade deal, allowing the U.S. to formally cancel certain Chinese tariffs and China in exchange to ramp up purchases of U.S. farm products, subsequent to those positive exchanges, the Sino/American relationship has since fallen into its lowest point in recent history as the two countries point fingers placing blame for the virus’ origin and the effectiveness of government responses.

Like a big part of the rest of the world, the U.S. is currently undergoing the worst recession since the Great Depression with historic unemployment and dramatic GDP decline. The Federal Reserve and the U.S. federal government have implemented extraordinary measures to resuscitate the economy, including: cutting the Fed’s benchmark rate to nearly 0%, offering almost unlimited support in the overnight lending markets, restarting quantitative easing with an open ended commitment to purchase government debt, extending direct loans to businesses of all sizes, and injecting more than $2 trillion of stimulus money into the hands of U.S. businesses and average folks. However, the virus will likely not be eradicated, and a vaccine may not become available until at least the end of 2020. The ongoing need for continued social distancing and the fear of infection, will likely stay with us in the foreseeable future, preventing the economy from returning to normalcy or operating at its full capacity. To make things even more complicated, the U.S. presidential election is less than 6 months away, and nasty politics will for sure ramp up, making the virus fight a partisan issue, hurting people’s health and hurting the economic recovery. The U.S. election and the unstable relationship between the U.S. and China are the largest uncertainties in the near term, which have substantial consequences for the U.S. economy, and

Applied Finance Select Fund

Management’s Discussion & Analysis (Unaudited) - continued

ANNUAL REPORT

equity markets. Looking into 2021 and beyond, presumptive vaccine availability should help accelerate economic growth. However, the person and party presiding over the White House and congress will determine whether we will experience continuity or a U turn of many major policy directions, as the country has unfortunately become very divided.

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that: are capable of thriving amid disruptions; have sustainable competitive advantages in the fast changing economy; enjoy a strong balance sheet; and command attractive valuations relative to their sector peers. These core principles have served us well in this pandemic driven market dislocation. Most of the companies the Fund owns have navigated these unchartered waters better than their industry peers, as we expected them to, have ample liquidity to survive an extremely depressing revenue environment, and are well positioned to gain market share in the post Covid-19 world. We believe this conviction in valuation aided by a deep understanding of companies’ businesses allow us to own the better companies in our universe, which should help the Fund outperform its benchmark consistently.

We thank you for placing your investments and confidence in our Fund.

ANNUAL REPORT

Applied Finance Select Fund

COMPARISON OF $10,000 INVESTMENT IN
APPLIED FINANCE SELECT FUND INVESTOR CLASS SHARES VS.
THE S&P 500® INDEX AND MORNINGSTAR LARGE-MID VALUE INDEX
Thousands
$14.0
$13.5
$13.0
$12.5
$12.0
$11.5
$11.0
$10.5
$10.0
$13,628
$12,562
$10,708
02/01/17
04/30/17
04/30/18
04/30/19
04/30/20
Past performance is not predictive of future performance.
Applied Finance Select Fund Investor Class Shares
S&P 500® Index
Morningstar Large-Mid Value Index

			Average Annual Return
	Total Return One Year Ended 4/30/2020		Since Inception 2/1/2017 to 4/30/2020	Since Inception 2/3/2017 to 4/30/2020
Applied Finance Select Fund - Investor	(4.54%	)	7.29%	N/A
Applied Finance Select Fund - Institutional	(4.34%	)	N/A	7.46%
S&P 500® Index	0.86%		10.01%	9.77%
Morningstar Large-Mid Value Index(A)	(11.34%)		2.13%	1.77%

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

(A) On August 31, 2019, the Select Fund changed its primary benchmark from the S&P 500® Index to the Morningstar US Large-Mid Value Index.

The S&P 500® Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors.

The S&P 500® Index is designed to be a leading indicator of the U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

The Morningstar US Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of U.S. equity markets.

ANNUAL REPORT

Applied Finance Select Fund

Portfolio Compositionas of April 30, 2020 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Information Technology	30.01%
Consumer Discretionary	13.99%
Health Care	13.72%
Financials	10.73%
Consumer Staples	9.39%
Industrial	8.10%
Utilities	2.99%
Telecommunication Services	2.76%
Real Estate	2.59%
Energy	2.28%
Materials	2.19%
Exchange Traded Funds:
Large Cap	0.65%
Money Market Fund	0.40%
Total Investments	99.80%

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Select Fund

Schedule of InvestmentsApril 30, 2020

		Shares	Fair Value
98.75%	COMMON STOCKS

13.99%	CONSUMER DISCRETIONARY
	Aptiv PLC	40,006	$2,782,417
	Darden Restaurants, Inc.	47,938	3,537,345
	LKQ Corp.*	126,409	3,305,595
	Lowe’s Cos., Inc.	30,450	3,189,638
	Target Corp.	25,963	2,849,180
	The Walt Disney Co.	30,469	3,295,222
			18,959,397

9.39%	CONSUMER STAPLES
	Constellation Brands, Inc. - Class A	19,003	3,129,604
	CVS Health Corp.	37,904	2,332,991
	Tyson Foods, Inc. - Class A	39,843	2,477,836
	Walgreens Boots Alliance, Inc.	54,948	2,378,699
	Walmart Inc.	19,894	2,418,116
			12,737,246

2.28%	ENERGY
	Chevron Corp.	11,556	1,063,152
	ConocoPhillips	23,891	1,005,811
	Valero Energy Corp.	16,116	1,020,949
			3,089,912

10.73%	FINANCIALS
	The Allstate Corp.	22,564	2,295,210
	Ameriprise Financial, Inc.	17,208	1,977,888
	Bank of America Corp.	84,750	2,038,237
	Capital One Financial Corp.	35,288	2,285,251
	JPMorgan Chase & Co.	20,049	1,919,892
	The Travelers Cos., Inc.	18,769	1,899,610
	Unum Group	122,175	2,131,954
			14,548,042

13.72%	HEALTH CARE
	Alexion Pharmaceuticals, Inc.*	26,197	2,815,392
	Danaher Corp.	17,260	2,821,320
	McKesson Corp.	18,294	2,584,028
	Merck & Co., Inc.	31,880	2,529,359
	Pfizer, Inc.	72,087	2,765,257
	Stryker Corp.	12,800	2,386,304
	Thermo Fisher Scientific Inc.	8,041	2,691,162
			18,592,822

Applied Finance Select Fund

Schedule of Investments - continuedApril 30, 2020

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value

8.10%	INDUSTRIAL
	Alaska Air Group, Inc.	46,693	$1,518,456
	Cummins Inc.	12,566	2,054,541
	Quanta Services, Inc.	51,384	1,868,322
	Roper Technologies, Inc.	5,769	1,967,402
	Stanley Black & Decker, Inc.	15,406	1,697,741
	Union Pacific Corp.	11,724	1,873,378
			10,979,840

30.01%	INFORMATION TECHOLOGY
	Alphabet Inc. - Class A*	2,802	3,773,453
	Apple Inc.	15,056	4,423,453
	Cisco Systems, Inc.	90,931	3,853,656
	Facebook, Inc. - Class A*	19,788	4,050,801
	Fiserv, Inc.*	35,849	3,694,598
	HP Inc.	225,768	3,501,662
	Intel Corp.	68,172	4,088,957
	International Business Machines Corp.	32,338	4,060,359
	Mastercard Inc. - Class A	13,999	3,849,305
	NVIDIA Corp.	18,415	5,382,336
			40,678,580

2.19%	MATERIALS
	CF Industries Holdings, Inc.	46,288	1,272,920
	Ecolab Inc.	8,771	1,697,189
			2,970,109

2.59%	REAL ESTATE
	Host Hotels & Resorts, Inc.	284,914	3,507,291

2.76%	TELECOMMUNICATION SERVICES
	Verizon Communications Inc.	65,053	3,737,295

2.99%	UTILITIES
	DTE Energy Co.	19,447	2,017,432
	Public Service Enterprise Group Inc.	40,134	2,035,195
			4,052,627

98.75%	TOTAL COMMON STOCKS
	(Cost: $134,875,354)		133,853,161

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Select Fund

Schedule of Investments - continuedApril 30, 2020

		Shares	Fair Value
0.65%	EXCHANGE TRADED FUNDS

0.65%	LARGE CAP
	iShares Core S&P 500 ETF	3,000	$873,480

0.65%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $947,522)		873,480

0.40%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.15%**	547,272	547,272

0.40%	TOTAL MONEY MARKET FUND
	(Cost: $547,272)		547,272

99.80%	TOTAL INVESTMENTS
	(Cost: $136,370,148)		135,273,913
0.20%	Other assets, net of liabilities		272,707
100.00%	NET ASSETS		$135,546,620

*Non-income producing

**Effective 7 day yield as of April 30, 2020

[This page intentionally left blank]

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Assets and Liabilities

	Applied Finance Core Fund	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
ASSETS
Investments at fair value*	$37,209,748	$6,841,526	$16,827,585	$135,273,913
Cash held at broker	128,129	—	17,040	—
Receivable for capital stock sold	20,114	9,544	—	201,092
Dividends and interest receivable	36,826	12,767	39	116,306
Tax reclaims receivable	—	73,021	—	—
Prepaid expenses	26,628	23,224	19,785	36,665
TOTAL ASSETS	37,421,445	6,960,082	16,864,449	135,627,976

LIABILITIES
Payable for capital stock redeemed	711	—	—	22,955
Accrued investment management fees	4,894	2,413	7,576	45,594
Accrued 12b-1 fees	1,733	6,442	549	2,492
Accrued administrative, accounting and transfer agent fees	2,953	1,278	1,240	6,481
Accrued professional fees	26,357	—	—	—
Other accrued expenses	2,154	14,103	3,601	3,834
TOTAL LIABILITIES	38,802	24,236	12,966	81,356
NET ASSETS	$37,382,643	$6,935,846	$16,851,483	$135,546,620

Net Assets Consist of:
Paid-in-capital	$33,136,830	$12,207,628	$19,372,890	$137,665,843
Distributable earnings (deficit)	4,245,813	(5,271,782)	(2,521,407)	(2,119,223)
Net Assets	$37,382,643	$6,935,846	$16,851,483	$135,546,620

NET ASSET VALUE PER SHARE
Institutional Class Shares:
Net Assets	$28,081,893	$3,096,702	$13,360,322	$126,669,254
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	2,341,542	221,725	1,469,533	10,458,283
Net Asset Value and Offering Price Per Share	$11.99	$13.97	$9.09	$12.11
Short-Term Redemption Fee Price Per Share(A)	11.75	13.69	8.91	11.87

Investor Class Shares:
Net Assets	$9,300,750	$3,839,144	$3,491,161	$8,877,366
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	779,213	288,034	387,024	735,725
Net Asset Value and Offering Price Per Share	$11.94	$13.33	$9.02	$12.07
Short-Term Redemption Fee Price Per Share(A)	11.70	13.06	8.84	11.83

*Identified cost of	$37,264,869	$8,116,057	$15,086,836	$136,370,148

(A)Applied Finance Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.

APPLIED FINANCE FUNDS

April 30, 2020

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Operations

	Applied Finance Core Fund	Applied Finance Dividend Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
INVESTMENT INCOME
Dividends*	$1,246,105	$542,889	$310,578	$2,287,181
Interest	7,243	1,641	6,100	30,334
Total investment income	1,253,348	544,530	316,678	2,317,515
EXPENSES
Investment management fees (Note 2)	552,823	127,466	217,307	1,030,791
Rule 12b-1 and servicing fees (Note 2)
Investor Class	33,217	13,317	7,182	20,696
Recordkeeping and fund administrative services (Note 2)	39,692	11,864	15,478	69,230
Accounting fees (Note 2)	24,226	15,144	7,459	43,830
Custody fees	17,655	21,957	6,733	12,287
Transfer agent fees (Note 2)	30,700	17,869	9,836	30,426
Professional fees	72,672	32,717	18,680	51,745
Filing and registration fees	60,000	46,000	39,500	55,000
Trustees fees	6,530	2,783	3,286	10,653
Compliance fees	8,077	4,490	4,806	10,750
Shareholder services and reports	23,133	9,699	9,668	29,608
Shareholder servicing (Note 2)
Institutional Class	24,481	7,097	13,327	79,891
Investor Class	18,435	13,344	7,182	18,481
Insurance	4,617	3,341	2,353	4,721
Interest expense**	15	11,469	558	985
Other	16,447	7,510	11,140	18,887
Total expenses	932,720	346,067	374,495	1,487,981
Management fee waivers and reimbursed expenses (Note 2)	(308,634)	(209,100)	(208,540)	(607,307)
Net expenses	624,086	136,967	165,955	880,674
Net investment income (loss)	629,262	407,563	150,723	1,436,841
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	5,622,347	(1,177,744)	(4,138,895)	(356,030)
Net realized gain (loss) on foreign currency transactions	—	(4,569)	—	—
Net realized gain (loss) on call options purchased	(346,890)	—	—	—
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(13,283,325)	(1,005,393)	787,659	(6,356,935)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	—	15,559	—	—
Net increase (decrease) in unrealized appreciation (depreciation) of call options purchased	318,455	—	—	—
Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	(7,689,413)	(2,172,147)	(3,351,236)	(6,712,965)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(7,060,151)	$(1,764,584)	$(3,200,513)	$(5,276,124)

* Net of foreign tax withheld	$—	$30,164	$—	$—

**Includes overdraft fees charged by custodian

APPLIED FINANCE FUNDS

For the year ended April 30, 2020

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Changes in Net Assets

APPLIED FINANCE FUNDS

April 30, 2020

	Applied Finance Core Fund				Applied Finance Dividend Fund				Applied Finance Explorer Fund				Applied Finance Select Fund
	Years ended April 30,				Years ended April 30,				Years ended April 30,				Years ended April 30,
	2020		2019		2020		2019		2020		2019		2020		2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$629,262		$573,748		$407,563		$542,427		$150,723		$87,087		$1,436,841		$662,122
Net realized gain (loss) on investments and foreign currency transactions	5,275,457		19,624,472		(1,182,313)		(625,159)		(4,138,895)		354,497		(356,030)		(907,455)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(12,964,870)		(13,258,624)		(989,834)		(2,796,259)		787,659		(756,474)		(6,356,935)		5,568,322
Increase (decrease) in net assets from operations	(7,060,151)		6,939,596		(1,764,584)		(2,878,991)		(3,200,513)		(314,890)		(5,276,124)		5,322,989

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(2,129,706)		(14,184,817)		(280,896)		(389,632)		(134,188)		(1,360,557)		(1,137,709)		(810,066)
Investor Class	(663,801)		(7,453,918)		(147,771)		(186,210)		(14,910)		(191,768)		(71,014)		(84,083)
Decrease in net assets from distributions	(2,793,507)		(21,638,735)		(428,667)		(575,842)		(149,098)		(1,552,325)		(1,208,723)		(894,149)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	5,966,157		36,058,583		766,374		4,799,378		3,550,161		9,344,870		82,835,206		52,822,580
Investor Class	3,155,416		6,285,459		439,154		462,472		1,912,702		1,130,211		6,119,096		4,459,799
Distributions reinvested
Institutional Class	2,010,663		8,862,897		271,390		273,896		85,876		972,809		582,060		302,562
Investor Class	617,299		7,083,716		143,692		180,517		9,729		161,903		52,313		84,083
Shares redeemed
Institutional Class	(41,834,349	)(A)	(40,938,630	)(A)	(9,781,007	)(A)	(7,241,817	)(A)	(5,646,800	)(A)	(4,367,470	)(A)	(24,018,301	)(A)	(15,073,620	)(A)
Investor Class	(7,877,161	)(B)	(93,699,967	)(B)	(2,708,149	)(B)	(1,989,491	)(B)	(542,733	)(B)	(739,963	)(B)	(2,587,021	)(B)	(3,030,292	)(B)
Increase (decrease) in net assets from capital stock transactions	(37,961,975)		(76,347,942)		(10,868,546)		(3,515,045)		(631,065)		6,502,360		62,983,353		39,565,112

NET ASSETS
Increase (decrease) during year	(47,815,633)		(91,047,081)		(13,061,797)		(6,969,878)		(3,980,676)		4,635,145		56,498,506		43,993,952
Beginning of year	85,198,276		176,245,357		19,997,643		26,967,521		20,832,159		16,197,014		79,048,114		35,054,162
End of year	$37,382,643		$85,198,276		$6,935,846		$19,997,643		$16,851,483		$20,832,159		$135,546,620		$79,048,114

(A)Includes redemption fees of:	$1,683		$16,356		$—		$1,955		$10,008		$4,124		$15,074		$3,482
(B)Includes redemption fees of:	$3,356		$21,138		$131		$3		$727		$1,036		$1,395		$6,181

APPLIED FINANCE CORE FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

41

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE CORE FUND

Financial Highlights

Institutional Class Shares
Years ended April 30,
2020	2019	2018	2017	2016
Net asset value, beginning of year	$14.22	$17.77	$15.64	$13.20	$14.68
Investment activities
Net investment income (loss)(1)	0.15	0.10	0.08	0.10	0.08
Net realized and unrealized gain (loss) on investments and options contracts purchased	(1.62)	0.22	2.60	3.25	(1.25)
Total from investment activities	(1.47)	0.32	2.68	3.35	(1.17)
Distributions
Net investment income	(0.02)	(0.09)	(0.08)	(0.13)	(0.08)
Net realized gain	(0.74)	(3.78)	(0.47)	(0.78)	(0.23)
Total distributions	(0.76)	(3.87)	(0.55)	(0.91)	(0.31)
Paid-in capital from redemption fees	—	(A)	—	(A)	—	—	—	(A)
Net asset value, end of year	$11.99	$14.22	$17.77	$15.64	$13.20
Total Return	(11.38%)	5.15%	17.10%	25.87%	(8.12%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.44	%(B)	1.30	%(B)	1.29	%(B)	1.40	%(B)	1.18%
Expenses, net of management fee waivers and reimbursements	0.96	%(C)	0.97	%(C)	0.97	%(C)	1.03	%(C)	0.95%
Net investment income (loss)	1.07%	0.61%	0.49%	0.70%	0.56%
Portfolio turnover rate	29.91%	50.69%	75.46%	70.65%	67.73%
Net assets, end of year (000’s)	$28,082	$69,710	$76,749	$63,035	$71,174

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(A)Less than $0.01 per share.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.43%, 1.28%, 1.27%, 1.32% for the years ended April 30, 2020 through April 30, 2017, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.95% for the years ended April 30, 2020 through April 30, 2017, respectively.

APPLIED FINANCE CORE FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

43

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE CORE FUND

Financial Highlights

Investor Class Shares(2)
Years ended April 30,
2020	2019	2018	2017	2016
Net asset value, beginning of year	$14.17	$17.74	$15.63	$13.19	$14.66
Investment activities
Net investment income (loss)(1)	0.12	0.06	0.04	0.06	0.04
Net realized and unrealized gain (loss) on investments and options contracts purchased	(1.61)	0.21	2.59	3.25	(1.24)
Total from investment activities	(1.49)	0.27	2.63	3.31	(1.20)
Distributions
Net investment income	—	(0.07)	(0.05)	(0.09)	(0.04)
Net realized gain	(0.74)	(3.78)	(0.47)	(0.78)	(0.23)
Total distributions	(0.74)	(3.85)	(0.52)	(0.87)	(0.27)
Paid-in capital from redemption fees	—	(A)	0.01	—	—	—	(A)
Net asset value, end of year	$11.94	$14.17	$17.74	$15.63	$13.19
Total Return	(11.54%)	4.89%	16.79%	25.53%	(8.30%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.79	%(B)	1.63	%(B)	1.55	%(B)	1.58	%(B)	1.43%
Expenses, net of management fee waivers and reimbursements	1.21	%(C)	1.21	%(C)	1.22	%(C)	1.28	%(C)	1.20%
Net investment income (loss)	0.85%	0.27%	0.24%	0.45%	0.31%
Portfolio turnover rate	29.91%	42.66%	75.46%	70.65%	67.73%
Net assets, end of year (000’s)	$9,301	$15,488	$99,497	$56,511	$55,286

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(A) Less than $0.01 per share.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.78%, 1.61%, 1.53%, 1.50% for the years ended April 30, 2020 through April 30, 2017, respectively.

(C) Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.20% for the years ended April 30, 2020 through April 30, 2017, respectively.

APPLIED FINANCE DIVIDEND FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

45

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE DIVIDEND FUND

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2020		2019		2018		2017		2016
Net asset value, beginning of year	$17.69		$19.99		$18.04		$16.71		$18.54
Investment activities
Net investment income (loss)(1)	0.57		0.43		0.17		0.19		0.19
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.34)		(2.28)		1.91		1.29		(1.86)
Total from investment activities	(2.77)		(1.85)		2.08		1.48		(1.67)
Distributions
Net investment income	(0.95)		(0.45)		(0.13)		(0.15)		(0.16)
Total distributions	(0.95)		(0.45)		(0.13)		(0.15)		(0.16)
Paid-in capital from redemption fees	—	(C)	—	(C)	—		—		—
Net asset value, end of year	$13.97		$17.69		$19.99		$18.04		$16.71
Total Return	(16.77%)		(9.05%)		11.56%		8.97%		(9.03%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.57	%(A)	2.11	%(A)	1.80	%(A)	1.72	%(A)	1.58%
Expenses, net of management fee waivers, expense reimbursements and recovery of previously waived fees	0.98	%(B)	0.85	%(B)	1.69	%(B)	1.72	%(B)	1.58%
Net investment income (loss)	3.35%		2.33%		0.89%		1.15%		1.09%
Portfolio turnover rate	312.06%		42.66%		65.53%		33.87%		60.30%
Net assets, end of year (000’s)	$3,097		$13,063		$17,662		$43,686		$46,931

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.38%, 2.10%, 1.78%, 1.64% for the years ended April 30, 2020 through April 30, 2017, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.79%, 0.84%, 1.67%, 1.64% for the years ended April 30, 2020 through April 30, 2017, respectively.

(C)Less than $0.01 per share.

APPLIED FINANCE DIVIDEND FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

47

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE DIVIDEND FUND

Financial Highlights

	Investor Class Shares(2)
	Years ended April 30,
	2020		2019		2018		2017		2016
Net asset value, beginning of year	$16.51		$18.72		$16.91		$15.62		$17.34
Investment activities
Net investment income (loss)(1)	0.49		0.37		0.17		0.13		0.13
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(3.18)		(2.15)		1.73		1.21		(1.73)
Total from investment activities	(2.69)		(1.78)		1.90		1.34		(1.60)
Distributions
Net investment income	(0.49)		(0.43)		(0.09)		(0.05)		(0.12)
Total distributions	(0.49)		(0.43)		(0.09)		(0.05)		(0.12)
Paid-in capital from redemption fees	—		—	(C)	—		—		—
Net asset value, end of year	$13.33		$16.51		$18.72		$16.91		$15.62
Total Return	(16.92%)		(9.28%)		11.23%		8.65%		(9.26%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.99	%(A)	2.52	%(A)	2.17	%(A)	2.04	%(A)	1.83%
Expenses, net of management fee waivers, expense reimbursements and recovery of previously waived fees	1.23	%(B)	1.10	%(B)	1.78	%(B)	2.04	%(B)	1.83%
Net investment income (loss)	3.09%		2.18%		0.95%		0.83%		0.84%
Portfolio turnover rate	312.06%		42.66%		65.53%		33.87%		60.30%
Net assets, end of year (000’s)	$3,839		$6,934		$9,306		$11,351		$17,228

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Effective January 2, 2013, Class A shares were re-designated Investor shares. On August 28, 2017 all Class C shares were converted to Investor Class shares.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.80%, 2.51%, 2.15%, 1.96% for the years ended April 30, 2020 through April 30, 2017, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.04%, 1.09%, 1.76%, 1.96% for the years ended April 30, 2020 through April 30, 2017, respectively.

(C)Less than $0.01 per share.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE EXPLORER FUND

Financial Highlights

APPLIED FINANCE EXPLORER FUND

Selected Per Share Data Throughout Each Period

	Institutional Class Shares
	Years ended April 30,								Period June 11, 2015* to April 30, 2016
	2020		2019		2018		2017
Net asset value, beginning of period	$10.89		$11.94		$10.71		$8.96		$10.00
Investment activities
Net investment income (loss)(1)	0.09		0.06		—	(2)	—	(2)	—	(2)
Net realized and unrealized gain (loss) on investments	(1.81)		(0.11)		1.46		1.75		(1.04)
Total from investment activities	(1.72)		(0.05)		1.46		1.75		(1.04)
Distributions
Net investment income	(0.09)		(0.02)		—		—		—
Net realized gain	—		(0.98)		(0.23)		—		—
Total distributions	(0.09)		(1.00)		(0.23)		—		—
Paid-in capital from redemption fees	0.01		—	(2)	—		—		—
Net asset value, end of period	$9.09		$10.89		$11.94		$10.71		$8.96
Total Return	(15.88%)		0.68%		13.67%		19.53%		(10.40	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.90	%(A)	1.82	%(A)	1.97	%(A)	2.71	%(A)	2.63	%**(A)
Expenses, net of management fee waivers and reimbursements	0.83	%(B)	0.83	%(B)	0.94	%(B)	1.23	%(B)	1.14	%**(B)
Net investment income (loss)	0.82%		0.51%		0.04%		(0.05%)		(0.01	%)**
Portfolio turnover rate	228.89%		107.77%		82.63%		73.93%		147.10	%***
Net assets, end of period (000’s)	$13,360		$18,151		$13,883		$9,172		$7,048

*Inception date

**Annualized

***Not annualized

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(2)Less than $0.01 per share.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.90%, 1.82%, 1.97%, 2.62%, 2.63% for the years ended April 30, 2020 through April 30, 2017 and the period June 11, 2015 to April 30, 2016, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.82%, 0.83%, 0.94%, 1.14%, 1.14% for the years ended April 30, 2020 through April 30, 2017 and the period June 11, 2015 to April 30, 2016, respectively.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE EXPLORER FUND

Financial Highlights

APPLIED FINANCE EXPLORER FUND

Selected Per Share Data Throughout Each Period

	Investor Class Shares
	Years ended April 30,								Period June 30, 2015* to April 30, 2016
	2020		2019		2018		2017
Net asset value, beginning of period	$10.80		$11.86		$10.67		$8.95		$9.90
Investment activities
Net investment income (loss)(1)	0.07		0.03		(0.03)		(0.03)		(0.01)
Net realized and unrealized gain (loss) on investments	(1.80)		(0.11)		1.45		1.75		(0.94)
Total from investment activities	(1.73)		(0.08)		1.42		1.72		(0.95)
Distributions
Net realized gain	(0.05)		(0.98)		(0.23)		—		—
Total distributions	(0.05)		(0.98)		(0.23)		—		—
Paid-in capital from redemption fees	—	(C)	—	(C)	—		—		—
Net asset value, end of period	$9.02		$10.80		$11.86		$10.67		$8.95
Total Return	(16.10%)		0.38%		13.34%		19.22%		(9.60	%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.34	%(A)	2.23	%(A)	2.42	%(A)	2.96	%(A)	2.88	%**(A)
Expenses, net of management fee waivers and reimbursements	1.08	%(B)	1.08	%(B)	1.22	%(B)	1.48	%(B)	1.39	%**(B)
Net investment income (loss)	0.64%		0.24%		(0.24%)		(0.30%)		(0.19	%)**
Portfolio turnover rate	228.89%		107.77%		82.63%		73.93%		147.10	%***
Net assets, end of period (000’s)	$3,491		$2,682		$2,314		$2,703		$2,383

*Inception date

**Annualized

***Not annualized

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 2.34%, 2.23%, 2.42%, 2.87%, 2.88% for the years ended April 30, 2020 through April 30, 2017 and the period June 30, 2015 to April 30, 2016, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.08%, 1.08%, 1.22%, 1.39%, 1.39% for the years ended April 30, 2020 through April 30, 2017 and the period June 30, 2015 to April 30, 2016, respectively.

(C)Less than $0.01 per share.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE SELECT FUND

Financial Highlights

APPLIED FINANCE SELECT FUND

Selected Per Share Data Throughout Each Period

Institutional Class Shares
Years ended April 30,	Period February 3, 2017* to April 30, 2017
2020	2019	2018
Net asset value, beginning of period	$12.77	$11.76	$10.30	$10.02
Investment activities
Net investment income (loss)(1)	0.16	0.14	0.10	0.01
Net realized and unrealized gain (loss) on investments	(0.70)	1.01	1.62	0.27
Total from investment activities	(0.54)	1.15	1.72	0.28
Distributions
Net investment income	(0.12)	(0.06)	(0.07)	—
Net realized gain	—	(A)	(0.08)	(0.19)	—
Total distributions	(0.12)	(0.14)	(0.26)	—
Paid-in capital from redemption fees	—	(A)	—	(A)	—	—
Net asset value, end of period	$12.11	$12.77	$11.76	$10.30
Total Return	(4.34%)	10.02%	16.66%	2.79	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.27%	1.31%	1.67%	3.31	%**
Expenses, net of management fee waivers and reimbursements	0.75%	0.75%	0.76%	0.95	%**
Net investment income (loss)	1.27%	1.14%	0.82%	0.56	%**
Portfolio turnover rate	9.66%	42.05%	211.64%	131.67	%***
Net assets, end of period (000’s)	$126,669	$73,018	$30,752	$489

*Inception date

**Annualized

***Not annualized

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Less than $0.01 per share.

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE SELECT FUND

Financial Highlights

APPLIED FINANCE SELECT FUND

Selected Per Share Data Throughout Each Period

	Investor Class Shares
	Years ended April 30,				Period February 1, 2017* to April 30, 2017
	2020		2019	2018
Net asset value, beginning of period	$12.73		$11.75	$10.30	$10.00
Investment activities
Net investment income (loss)(1)	0.13		0.10	0.08	0.01
Net realized and unrealized gain (loss) on investments	(0.70)		1.01	1.60	0.29
Total from investment activities	(0.57)		1.11	1.68	0.30
Distributions
Net investment income	(0.09)		(0.06)	(0.04)	—
Net realized gain	—	(A)	(0.08)	(0.19)	—
Total distributions	(0.09)		(0.14)	(0.23)	—
Paid-in capital from redemption fees	—	(A)	0.01	—	—
Net asset value, end of period	$12.07		$12.73	$11.75	$10.30
Total Return	(4.54%)		9.80%	16.36%	3.00	%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.66%		1.72%	2.30%	3.56	%**
Expenses, net of management fee waivers and reimbursements	1.00%		1.00%	1.07%	1.20	%**
Net investment income (loss)	1.03%		0.86%	0.71%	0.31	%**
Portfolio turnover rate	9.66%		42.05%	211.64%	131.67	%***
Net assets, end of period (000’s)	$8,877		$6,030	$4,302	$3,067

*Inception date

**Annualized

***Not annualized

(1)Per share amounts calculated using the average number of shares outstanding throughout each period.

(A)Less than $0.01 per share.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial StatementsApril 30, 2020

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Core Fund, the Applied Finance Dividend Fund, the Applied Finance Explorer Fund, and the Applied Finance Select Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Core Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Applied Finance Core Fund (“Core Fund”) was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Core Fund was reorganized into Investor Class shares. The Applied Finance Dividend Fund (“Dividend Fund”), formerly the Third Millennium Russia Fund, was established in June 1998 as a series of The World Funds, Inc. (“TWF”). Initial outside investors purchased Class A shares of the Dividend Fund on June 29, 1998. However, investment operations of the Dividend Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Institutional Class shares. Effective December 27, 2012, the Fund’s name was changed to the Toreador International Fund, and the shareholders voted to approve Applied Finance Advisors, LLC (formerly Toreador Research & Trading LLC) to act as investment adviser to the Dividend Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund. Effective January 2, 2013, the Class A shares were re-designated as Investor Class shares. On August 15, 2014, the Dividend Fund was reorganized from TWF into the Trust. On January 27, 2015, the Trust’s Board approved that the fiscal year end for the Dividend Fund be set as April 30. On August 28, 2017, all Class C shares of the Dividend Fund were converted into Investor Class shares. Effective August 31, 2019, the Toreador International Fund became the Dividend Fund and the Fund’s investment objective and strategy changed from an international fund to a domestic fund focusing on dividend paying companies. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.

The investment objective of the Core, Explorer and Select Funds is to seek long-term capital appreciation. The investment objective of the Dividend Fund is capital appreciation and income.

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2020

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

New Accounting Pronouncement

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Funds’ officers in a manner specifically authorized by the Board of Trustees of the Funds. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2020

underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Observable Inputs	Total
Core Fund
Common Stocks	$37,034,436	$—	$—	$ 37,034,436
Money Market Fund	174,112	—	—	174,112
Call Options Purchased	—	1,200	—	1,200
	$ 37,208,548	$1,200	$—	$37,209,748

Dividend Fund
Common Stocks	$6,730,731	$—	$—	$6,730,731
Money Market Fund	110,795	—	—	110,795
	$6,841,526	$—	$—	$6,841,526

Explorer Fund
Common Stocks	$ 15,766,540	$—	$—	$ 15,766,540
Exchange Traded Funds	455,850	—	—	455,850
Money Market Fund	605,195	—	—	605,195
	$ 16,827,585	$—	$—	$ 16,827,585

Select Fund
Common Stocks	$133,853,161	$—	$—	$133,853,161
Exchange Traded Funds	873,480	—	—	873,480
Money Market Fund	547,272	—	—	547,272
	$135,273,913	$—	$—	$135,273,913

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and industry.

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2020

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2017-2019) for Core Fund, Dividend Fund, and Explorer Fund, and 2018-2019 for Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2020 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2020

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended April 30, 2020, such reclassifications increased (decreased) the capital accounts as follows:

Fund	Paid-in Capital	Total Distributable Earnings
Core	$12,795,377	$(12,795,377)

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees, and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ share classes include a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase.

Derivatives

The Core Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Core Fund. The Core Fund could experience a loss if derivatives do not perform as anticipated, or

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2020

are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.

Fund	Derivative	Fair Value Asset Derivatives*
Core	Purchased Options - Call	$1,200

*Statement of Assets and Liabilities location: Investments at fair value.

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the year ended April 30, 2020 are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in ncome**
Core	Purchased Options - Call	$(346,890)	$318,455

*Statement of Operations location: Net realized gain (loss) on call options purchased and call options written, respectively.

**Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on call options purchased and call options written, respectively.

The previously disclosed derivative instruments outstanding as of April 30, 2020 and their effect on the Statement of Operations for the year ended April 30, 2020 serve as indicators of the volume of financial derivative activity for the Funds. The following indicates the average monthly volume for the year:

	Average monthly notional value of:
Fund	Derivative	Notional Value
Core	Purchased Options	$303,300

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2020

time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, the Funds’ investment advisor, Applied Finance Advisors, LLC (the “Advisor”), provides investment services for an annual fee on the average daily net assets of the Funds.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2020

The Advisor earned and waived fees, and reimbursed expenses for the year ended April 30, 2020 for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
Core	0.90%	$552,823	$308,634	$—
Dividend	0.90%	127,466	127,466	81,634
Explorer	1.14%	217,307	208,540	—
Select	0.90%	1,030,791	607,307	—

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.75% (0.84% prior to September 1, 2019), 0.83%, and 0.75% of the average daily net assets of the Core Fund, Dividend Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within three years following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to August 31, 2020 unless mutually agreed to in writing by the parties.

The total amounts of recoverable reimbursements for the Funds as of April 30, 2020, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2021	2022	2023	Total
Core	$523,289	$452,898	$308,634	$1,284,821
Dividend	85,689	311,995	209,100	606,784
Explorer	153,184	187,498	208,540	549,222
Select	87,695	345,316	607,307	1,040,318

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s shares (this compensation is

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2020

commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended April 30, 2020, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Core	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	$33,217 18,435 24,481
Dividend	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	13,317 13,344 7,097
Explorer	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	7,182 7,182 13,327
Select	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	20,696 18,481 79,891

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2020

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. CFS became the accounting agent for the Dividend Fund effective September 3, 2019. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended April 30, 2020, the following fees were paid by the Fund to CFS:

Fund	Administration	Transfer Agent	Accounting
Core	$39,692	$28,334	$24,226
Dividend	11,864	17,256	2,524
Explorer	15,478	9,104	7,459
Select	69,230	25,923	43,830

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus™ LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus™ LLP. Tina H. Bloom and Bo James Howell are Assistant Secretaries of the Trust and Partners of Practus™ LLP. Officers and/or directors of CFS, Mr. Lively, Ms. Bloom and Mr. Howell receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended April 30, 2020 were as follows:

Fund	Purchases	Sales
Core	$18,099,812	$58,469,882
Dividend	38,092,552	48,787,362
Explorer	42,349,009	43,345,408
Select	73,251,278	10,739,908

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

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Notes to Financial Statements - continuedApril 30, 2020

The tax character of distributions paid during the year ended April 30, 2020 and for the year ended April 30, 2019 were as follows:

Core Fund
	Year ended April 30, 2020	Year ended April 30, 2019
Distributions paid from:
Ordinary income	$863,226	$3,018,013
Accumulated net realized gain on investments	1,930,281	18,620,722
	$2,793,507	$21,638,735

Dividend Fund
	Year ended April 30, 2020	Year ended April 30, 2019
Distributions paid from:
Ordinary income	$428,667	$575,842

Explorer Fund
	Year ended April 30, 2020	Year ended April 30, 2019
Distributions paid from:
Ordinary income	$149,098	$733,110
Accumulated net realized gain on investments	—	819,215
	$149,098	$1,552,325

Select Fund
	Year ended April 30, 2020	Year ended April 30, 2019
Distributions paid from:
Ordinary income	$1,208,436	$812,442
Accumulated net realized gain on investments	287	81,707
	$1,208,723	$894,149

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Notes to Financial Statements - continuedApril 30, 2020

As of April 30, 2020, the components of distributable earnings on a tax basis were as follows:

	Core Fund	Dividend Fund	Explorer Fund	Select Fund
Accumulated net investment income (loss)	$427,979	$332,376	$56,198	$573,315
Accumulated net realized gain (loss) on investments and foreign currency transactions	3,921,672	(4,333,286)	(4,240,716)	(1,468,565)
Net unrealized appreciation (depreciation) of investments and foreign currency	(103,838)	(1,270,872)	1,663,111	(1,223,973)
	$4,245,813	$(5,271,782)	$(2,521,407)	$(2,119,223)

Losses incurred after October 31 (Post October capital and currency losses) within the taxable year are deemed to arise on the first day of the next taxable year. As of April 30, 2020, the Dividend Fund had a Post-October capital loss of $170,558 and a Post-October currency loss of $3,677, the Explorer Fund had a Post-October capital loss of $3,367,323 and the Select Fund had a Post-October capital loss of $617,465, which were recognized on May 1, 2020.

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2020, the Dividend Fund has a capital loss carryforward of $4,159,051 that may be carried forward indefinitely of which $2,248,467 is considered short term and $1,910,584 is considered long term, the Explorer Fund had a capital loss carryforward of $873,393 of which all is considered short term and the Select Fund had a capital loss carryforward of $851,100 of which all is considered short term.

The difference between book basis and tax basis distributable earnings is attributable primarily to the tax deferral of wash sales.

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Notes to Financial Statements - continuedApril 30, 2020

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core	$37,313,586	$6,157,302	$(6,261,140)	$(103,838)
Dividend	8,124,546	249,023	(1,532,043)	(1,283,020)
Explorer	15,164,474	1,898,397	(235,286)	1,663,111
Select	136,497,886	11,940,716	(13,164,689)	(1,223,973)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Core Fund
	Year ended April 30, 2020
	Institutional Class Shares	Investor Class Shares
Shares sold	456,008	229,873
Shares reinvested	135,581	41,794
Shares redeemed	(3,153,618)	(585,757)
Net increase (decrease)	(2,562,029)	(314,090)

Core Fund
	Year ended April 30, 2019
	Institutional Class Shares	Investor Class Shares
Shares sold	2,411,269	356,704
Shares reinvested	719,975	576,850
Shares redeemed	(2,546,031)	(5,448,676)
Net increase (decrease)	585,213	(4,515,122)

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2020

Dividend Fund
	Year ended April 30, 2020
	Institutional Class Shares	Investor Class Shares
Shares sold	46,030	27,897
Shares reinvested	15,324	8,503
Shares redeemed	(578,229)	(168,434)
Net increase (decrease)	(516,875)	(132,034)

Dividend Fund
	Year ended April 30, 2019
	Institutional Class Shares	Investor Class Shares
Shares sold	257,296	27,685
Shares reinvested	17,065	12,043
Shares redeemed	(419,237)	(116,681)
Net increase (decrease)	(144,876)	(76,953)

Explorer Fund
	Year ended April 30, 2020
	Institutional Class Shares	Investor Class Shares
Shares sold	369,630	196,852
Shares reinvested	7,302	834
Shares redeemed	(574,333)	(59,044)
Net increase (decrease)	(197,401)	138,642

Explorer Fund
	Year ended April 30, 2019
	Institutional Class Shares	Investor Class Shares
Shares sold	815,741	104,016
Shares reinvested	101,019	16,917
Shares redeemed	(412,568)	(67,661)
Net increase (decrease)	504,192	53,272

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2020

Select Fund
	Year ended April 30, 2020
	Institutional Class Shares	Investor Class Shares
Shares sold	6,617,283	473,185
Shares reinvested	41,487	3,739
Shares redeemed	(1,916,256)	(214,720)
Net increase (decrease)	4,742,514	262,204

Select Fund
	Year ended April 30, 2019
	Institutional Class Shares	Investor Class Shares
Shares sold	4,353,623	361,278
Shares reinvested	27,834	7,757
Shares redeemed	(1,280,830)	(261,786)
Net increase (decrease)	3,100,627	107,249

NOTE 6 – SUBSEQUENT EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds' investments is not reasonably estimable at this time.

Management has evaluated subsequent events through the issuance of these financial statements and, except as noted above, has noted no additional items require disclosure.

ANNUAL REPORT

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the
Applied Finance Funds and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Applied Finance Core Fund (formerly Toreador Core Fund), Applied Finance Dividend Fund (formerly Toreador International Fund), Applied Finance Explorer Fund (formerly Toreador Explorer Fund) and Applied Finance Select Fund (formerly Toreador Select Fund (the “Funds”), each a series of The World Funds Trust (the “Trust”), including the schedules of investments, as of April 30, 2020, the related statements of operations, the statements of changes in net assets, and financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2020, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting World Funds Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Applied Finance Core Fund, Applied Finance Dividend Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the five years in the period ended April 30, 2020
Applied Finance Explorer Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the four years in the period ended April 30, 2020 and for the period from June 11, 2015 (commencement of operations) through April 30, 2016
Applied Finance Select Fund	For the year ended April 30, 2020	For each of the two years in the period ended April 30, 2020	For each of the three years in the periods ended April 30, 2020 and for the period February 3, 2017 (commencement of operations) through April 30, 2017

ANNUAL REPORT

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

June 17, 2020

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (65) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	30	ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (62) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	30	ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (84) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	30

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (56) President	Indefinite, Since August 2017

Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. (fund administration and transfer agency) from 1986 to 2013.

Karen M. Shupe (56) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (65) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (51) Secretary	Indefinite, Since November 2013	Attorney, Practus TM LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (51) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus TM LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Bo James Howell (38) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus TM LLP, May 2018 to present; Founder, Joot (investment management compliance and consulting), June 2018 to present; Director of Fund Administration of Ultimus Fund Solutions, LLC from 2012-2018.

Holly B. Giangiulio (58) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (51) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT" (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Advisory Contract Renewal

At a meeting held on February 25-26, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between Applied Finance Advisors, LLC (“Applied Finance”) and the Trust with respect to the Applied Finance Core Fund, the Applied Finance Explorer Fund, the Applied Finance Dividend Fund and the Applied Finance Select Fund (collectively, the “Applied Finance Funds”). Counsel to the Trust (“Counsel”) reviewed with the Board the memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Applied Finance; (ii) the investment performance of the Applied Finance Funds; (iii) the costs of the services provided and profits realized by Applied Finance from its relationship with the Applied Finance Funds; (iv) the extent to which economies of scale would be realized if the Applied Finance

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Applied Finance Funds’ investors; and (v) Applied Finance’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Applied Finance Funds, including information presented to the Board in Applied Finance’s presentation earlier in the Meeting, as well as prior presentations by Applied Finance’s staff and Trust management at other meetings of the Board, including information regarding expense limitation arrangements and the manner in which the Applied Finance Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the continuation of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Applied Finance Funds and their shareholders by Applied Finance; (ii) quarterly assessments of the investment performance of the Applied Finance Funds from Applied Finance; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Applied Finance’s management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Applied Finance Funds; (v) compliance and audit reports concerning the Applied Finance Funds and Applied Finance; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of Applied Finance; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance, including financial information, a description of personnel and the services provided to the Applied Finance Funds, information on investment advice, performance, summaries of the Applied Finance Funds’ expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Applied Finance Funds; (iii) the anticipated effect of size on the Applied Finance Funds’ performance and expenses; and (iv) benefits to be realized by Applied Finance from its relationship with the Applied Finance Funds. It was noted that Applied Finance is a privately held company and typically does not provide its financial information, although it made such information available to the Board for purposes of its consideration

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

of whether to approve the Advisory Agreement. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the continuation of the Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Applied Finance.

In this regard, the Board considered the responsibilities Applied Finance has under the Advisory Agreement for each Applied Finance Fund. The Board reviewed the services to be provided by Applied Finance to the Applied Finance Funds including, without limitation: Applied Finance’s procedures for formulating investment recommendations and assuring compliance with the Applied Finance Funds’ investment objectives and limitations; its coordination of services for the Applied Finance Funds among the Applied Finance Funds’ service providers; and its efforts to promote the Applied Finance Funds, grow assets, and assist in the distribution of Applied Finance Funds’ shares. The Board considered: Applied Finance’s staffing, personnel, and methods of operating; the education and experience of Applied Finance’s personnel; and Applied Finance’s compliance program, policies, and procedures. After reviewing the foregoing and further information from Applied Finance, the Board concluded that the nature, extent, and quality of the services provided by Applied Finance were satisfactory for the Applied Finance Funds.

(2)Investment performance of the Applied Finance Funds and Applied Finance.

In this regard, the Board noted that Applied Finance does not have any clients other than the Applied Finance Funds and has no present plans to expand its business beyond advising mutual funds. As such, no performance as to separate accounts comparable to the Applied Finance Funds existed. For the Applied Finance Core Fund, the Board noted that peers were selected by Broadridge from the Morningstar Large Value Category and included funds with average net assets between $50 to $300 million. The Board noted that the Applied Finance Core Fund ranked in the top quartile of its category and peer group and outperformed its benchmark index for the 1-year period ended December 31, 2019, recovering strongly from its underperformance in 2018. The Board also noted that the Applied Finance Core Fund’s 3-year, 5-year and 10-year returns also ranked in the top quartile of its peer group and category for periods ended December 31, 2019. For the Applied Finance Explorer Fund,

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

the Board noted that its peers were selected from the Morningstar Small Blend Category and included funds having average net assets below $75 million. The Board considered that for the 1-year and 3-year periods ended December 31, 2019, the Applied Finance Explorer Fund outperformed both its peer group and category medians and performed in line with its benchmark index. For the Applied Finance Dividend Fund (formerly the Toreador International Fund), the Board considered that, based on its new investment strategy effective August 31, 2019, its peer group was funds with average net assets between $10 and $250 million in the Morningstar Large Value Category, with a focus on those funds that primarily invest in dividend-paying stocks. The Board considered the short term of operations with its new investment strategies for the Applied Finance Dividend Fund and determined that the performance record for that short period was adequate. For the Applied Finance Select Fund, the Board noted that the peers were selected from the Morningstar Large Value and Large Blend Categories and included funds with less than 100 holdings and average net assets below $100 million. The Board noted that that for the 1-year period ended December 31, 2019, the Applied Finance Select Fund outperformed its benchmark index and category median and ranked at the top of its peer group. The Board considered that the Applied Finance Select Fund had relatively little performance returns to review and did not have returns for the 3 and 5-year periods. Based on the foregoing, the Board concluded that the investment performance information presented for the Applied Finance Funds was satisfactory.

(3)The costs of the services provided and profits realized by Applied Finance from the relationship with the Applied Finance Funds.

In this regard, the Board considered Applied Finance’s staffing, personnel, and methods of operating; the financial condition of Applied Finance and the level of commitment to the Applied Finance Funds by Applied Finance and its principals; the current and expected asset levels of the Applied Finance Funds; the overall expenses of the Applied Finance Funds; and the nature and frequency of advisory fee payments. The Board noted that information was provided demonstrating that the Applied Finance Funds are profitable to Applied Finance. The Board considered the fees and expenses of each of the Applied Finance Funds (including the management fee) relative to each Fund’s peer group. The Board noted that while the Applied Finance Core Fund’s net expenses are higher than its peer group and category medians and the Fund’s gross management fee was higher than its peer group and category medians, the Fund’s management fee net of contractual fee waivers by Applied Finance is in line with the peer group and category medians. The Trustees considered that for the Applied

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Finance Explorer Fund, net expenses are lower than its peer group and category medians, and that the Fund’s management fee net of contractual waivers by Applied Finance is in line with its peer group category medians. The Trustees considered that for the Applied Finance Dividend Fund, net expenses are lower than its peer group and category medians. With regard to the Applied Finance Select Fund, the Board noted that the Fund’s net expenses are lower than its peer group median and in line with its category median, and that the Fund’s gross advisory fees are higher than both its category and peer group medians. The Board noted that for each Applied Finance Fund, Applied Finance has entered into an expense limitation agreement, and that the Trust and Applied Finance in 2017 and 2018 agreed to significantly reduce the applicable expense limits for the Applied Finance Dividend Fund, Applied Finance Explorer Fund and the Applied Finance Select Fund. The Trustees also considered the overall quality of services provided to the Applied Finance Funds considering the fees and their relative comparisons and determined that those fees could have been negotiated at arms-length in light of the surroundings circumstances. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Applied Finance by each of the Applied Finance Funds were fair and reasonable.

(4)The extent to which economies of scale would be realized as the Applied Finance Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Applied Finance Funds’ investors.

In this regard, the Board considered the Applied Finance Funds’ fee arrangements with Applied Finance, including the lower expense caps implemented in 2017 and 2018. The Board determined that although the management fee would stay the same as asset levels increased, the shareholders of the Applied Finance Funds would benefit from the expense limitation arrangement for each of the Applied Finance Funds. The Trustees also noted that the Applied Finance Funds would benefit from economies of scale under their agreements with service providers other than Applied Finance. The Board again noted Applied Finance does not manage any other separate accounts. Following further discussion of the Applied Finance Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Applied Finance Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the Applied Finance Funds’ shareholders.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

(5)Possible conflicts of interest and benefits derived by Applied Finance.

In this regard, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Applied Finance Funds; the fact that Applied Finance does not utilize soft dollars; the basis of decisions to buy or sell securities for the Applied Finance Funds; and the substance and administration of Applied Finance’s code of ethics. The Board also considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research. The Board considered Applied Finance’s management of conflicts of interest that could arise in light of the activities of those affiliates and Applied Finance’s assertion that it does not expect benefits other than receipt of advisory fees or detriments to managing the Applied Finance Funds. Based on the foregoing, the Board determined that Applied Finance’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Advisory Agreement was approved for a one-year term.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Institutional Class and Investor Class shares for Core Fund, Dividend Fund Explorer Fund, and Select Fund; and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Toreador Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2019 and held for the six months ended April 30, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Annualized Expense Ratio	Expenses Paid During Period Ended* 4/30/20
Core Fund
Institutional Class Actual	$1,000.00	$862.50	0.96%	$4.45
Institutional Class Hypothetical**	$1,000.00	$1,020.20	0.96%	$4.82
Investor Class Actual	$1,000.00	$862.13	1.21%	$5.60
Investor Class Hypothetical**	$1,000.00	$1,018.95	1.21%	$6.07
Dividend Fund
Institutional Class Actual	$1,000.00	$831.79	0.84%	$3.83
Institutional Class Hypothetical**	$1,000.00	$1,020.80	0.84%	$4.22
Investor Class Actual	$1,000.00	$831.34	1.09%	$4.96
Investor Class Hypothetical**	$1,000.00	$1,019.55	1.09%	$5.47
Explorer Fund
Institutional Class Actual	$1,000.00	$833.63	0.83%	$3.78
Institutional Class Hypothetical**	$1,000.00	$1,020.85	0.83%	$4.17
Investor Class Actual	$1,000.00	$832.82	1.08%	$4.92
Investor Class Hypothetical**	$1,000.00	$1,019.60	1.08%	$5.42
Select Fund
Institutional Class Actual	$1,000.00	$925.45	0.75%	$3.59
Institutional Class Hypothetical**	$1,000.00	$1,021.25	0.75%	$3.77
Investor Class Actual	$1,000.00	$924.84	1.00%	$4.79
Investor Class Hypothetical**	$1,000.00	$1,020.00	1.00%	$5.02

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 366 days in the current year.

**5% return before expenses.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Important Disclosure Statements

The Funds’ prospectus contains important information about each Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in a Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Stated performance in the Funds was achieved at some or all points during the period by the Advisor, the investment advisor to the Fund. The Advisor waived or reimbursed part of each Fund’s total expenses. Had the Advisor not waived or reimbursed expenses of the Funds, each Fund’s performance would have been lower.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2020 and are subject to change at any time.

Investment Advisor:

Applied Finance Advisors, LLC

17806 IH 10, Suite 300

San Antonio, Texas 78257

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

Two Liberty Place

50 S 16th St, Suite 2900

Philadelphia, Pennsylvania 19102

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Legal Counsel:

Practus ™ LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

ITEM 2.	CODE OF ETHICS.

 (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $66,500 for 2020 and $65,000 for 2019.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2019.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,500 for 2020 and $10,500 for 2019. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2020 and $0 for 2019.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Applied Finance Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2019.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 23, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 23, 2020

* Print the name and title of each signing officer under his or her signature.